Income Tax - Accrued Interest and Penalties on Uncertain Tax Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Change In Tax Positions [Abstract]
Accrued interest on uncertain tax position	$ 867	$ 800	$ 897
Accrued penalties on uncertain tax position	461	486	535
Total accrued interest and penalties on uncertain tax position	$ 1,328	$ 1,286	$ 1,432